Geographical Breakdown of Gross Written Premium (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Geographical Breakdown of Gross Written Premium
Gross written premium by state

The Company has a single reportable segment and offers insurance coverage under the homeowners multi-peril and inland marine lines of business. Gross written premium by jurisdiction are as follows ($ in millions):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021		2020		2021		2020
Jurisdiction	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
California	$29.0	24.8%	$15.6	21.9%	$70.4	25.0%	$34.9	22.4%
Texas	21.7	18.6%	15.9	22.3%	55.4	19.6%	36.5	23.4%
New York	14.3	12.2%	8.6	12.1%	35.2	12.5%	18.8	12.1%
Georgia	4.9	4.2%	3.8	5.3%	12.9	4.6%	8.7	5.6%
Illinois	5.0	4.3%	3.4	4.8%	12.1	4.3%	7.6	4.9%
New Jersey	5.3	4.5%	3.0	4.2%	12.1	4.3%	6.1	3.9%
Pennsylvania	3.3	2.8%	2.0	2.8%	7.4	2.6%	3.8	2.4%
Colorado	3.1	2.7%	1.5	2.1%	6.5	2.3%	3.0	1.9%
Virginia	2.6	2.2%	1.4	2.0%	6.0	2.1%	2.7	1.7%

Michigan	2.4	2.1%	2.0	2.8%	5.9	2.1%	4.4	2.8%
All other	25.2	21.6%	14.0	19.7%	58.2	20.6%	29.5	18.9%
	$116.8	100.0%	$71.2	100.0%	$282.1	100.0%	$156.0	100.0%

The Company has a single reportable segment and offers insurance coverage under the homeowners multi-peril, inland marine and general liability lines of business. Gross written premium by jurisdiction is as follows ($ in millions):

	Years ended December 31,
	2020		2019		2018
Jurisdiction	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
California	$49.8	23.2%	$29.0	25.0%	$12.5	26.7%
Texas	47.8	22.3%	28.6	24.7%	13.4	28.6%
New York	26.7	12.5%	15.8	13.6%	7.3	15.6%
Georgia	11.6	5.4%	6.2	5.4%	2.2	4.7%
Illinois	9.8	4.6%	5.2	4.5%	2.5	5.3%
New Jersey	8.6	4.0%	4.7	4.1%	1.7	3.6%
Michigan	6.0	2.8%	3.2	2.8%	0.9	1.9%
Ohio	5.2	2.4%	2.9	2.5%	1.3	2.8%
Pennsylvania	5.1	2.4%	2.7	2.3%	1.1	2.4%
Arizona	4.6	2.1%	2.5	2.2%	0.8	1.7%
All other	39.2	18.3%	15.0	12.9%	3.1	6.7%
	$214.4	100.0%	$115.8	100.0%	$46.8	100.0%